Other liabilities and provisions	9 Months Ended
Sep. 30, 2018
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	9/30/2018	12/31/2017
	(€ in thousands)
Customer deposits	—	373
Liabilities from VAT	18	12
Employee bonus	285	303
Accruals for vacation and overtime	293	222
Accruals for licenses	134	140
Liabilities from payroll	274	236
Accruals for commissions	80	50
Accruals for compensation of Supervisory board	175	180
Accrual for warranty	388	286
Others	509	322
Total	2,156	2,124

After the adoption of IFRS 15 customer deposits amounting to kEUR 556 are presented within contract liabilities.